William Blair Small Cap Growth Fund
SUMMARY<br/>WILLIAM BLAIR SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE:
The William Blair Small Cap Growth Fund seeks long-term capital appreciation.
FEES AND EXPENSES:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - William Blair Small Cap Growth Fund	Class N	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - William Blair Small Cap Growth Fund		Class N	Class I	Class R6
Management Fee		1.10%	1.10%	1.10%
Distribution (Rule 12b-1) Fee		0.25%	none	none
Other Expenses		0.20%	0.15%	0.05%	[1]
Total Annual Fund Operating Expenses		1.55%	1.25%	1.15%
Fee Waiver and/or Expense Reimbursement	[2]	0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50%	1.25%	1.15%
[1]	Class R6 shares commenced operations on or about May 1, 2019. Other Expenses for Class R6 shares are based on estimated amounts for the fiscal year ended December 31, 2019.
[2]	The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.50% of average daily net assets for Class N shares until April 30, 2020. The Adviser may not terminate this arrangement prior to April 30, 2020 without the approval of the Fund’s Board of Trustees.

Example:
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - William Blair Small Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N	153	485	840	1,841
Class I	127	397	686	1,511
Class R6	117	365	633	1,398

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small capitalized (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap domestic growth companies that are expected to exhibit quality growth characteristics. The Fund’s investments in small cap companies may include a significant weighting to micro-cap companies (which, for purposes of the Fund, are companies with market capitalizations of $1 billion or less at the time of the Fund’s investment). For purposes of the Fund, the Adviser considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell 2000® Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to small cap companies, but that may have market capitalizations above the market capitalization of the largest member of the Russell 2000® Index.

The Russell 2000® Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The companies in the Russell 2000® Index are considered representative of small cap companies. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the market capitalization range of the companies included in the index. As of June 25, 2018, the Russell 2000® Index included securities issued by companies that ranged in size between $102 million and $6.5 billion. The Russell 2000® Growth Index, the Fund’s benchmark, measures the performance of those Russell 2000 companies with a greater-than-average growth orientation.

In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser evaluates the extent to which a company meets the quality growth criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should be, or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (for example, this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or should grow through market share gains in its industry and (d) the company should have a strong management team.
PRINCIPAL RISKS:
The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of small cap domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Adviser may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Adviser for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell a security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies (which, for purposes of the Fund, are companies with market capitalizations of $1 billion or less at the time of the Fund’s investment). The securities of small cap companies may be more volatile and less liquid than securities of larger capitalization companies. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market changes affecting companies in those industries, asset classes or sectors may impact the Fund’s performance. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). The Fund is not intended to be a complete investment program. The Fund is designed for long-term investors.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio.
FUND PERFORMANCE HISTORY:
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.
Annual Total Returns.
The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class N shares.

Highest Quarterly Return 37.12% (2Q09)	Lowest Quarterly Return (23.58)% (3Q11)

Average Annual Total Returns (For the periods ended December 31, 2018).
The table below shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. Class R6 shares commenced operations on or about May 1, 2019. Performance information for Class R6 shares will be provided after a full calendar year of performance history is available. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns - William Blair Small Cap Growth Fund	1 Year	5 Years	10 Years
Class N Shares	(2.14%)	7.65%	16.11%
Class N Shares | Return After Taxes on Distributions	(4.96%)	3.83%	13.45%
Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares	0.81%	4.90%	12.82%
Class I Shares	(1.88%)	7.92%	16.42%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	(9.31%)	5.13%	13.52%